Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2013	Mar. 31, 2012
Denso Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.90%	24.90%
Toyota Industries Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.80%	24.80%
Aisin Seiki Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	23.40%	23.40%
Toyota Tsusho Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	22.10%	22.10%
Toyoda Gosei Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	43.00%	43.10%